Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	May 31, 2020
Entity Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2020
Document Effective Date	Sep. 28, 2020
Prospectus Date	Sep. 28, 2020